Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt at March 31, 2014 and December 31, 2013 consisted of the following:

	March 31,	December 31,
	2014	2013
	(In thousands)
5.10% Senior notes, net of unamortized discount of $28 at March 31, 2014 and $36 at December 31, 2013	$324,972	$324,964
4.50% Senior notes, net of unamortized discount of $2,107 at March 31, 2014 and $2,186 at December 31, 2013	347,893	347,814
Commercial paper notes	363,000	363,000
Fixed-rate foreign borrowings	7,869	7,879
Variable-rate foreign bank loans	26,923	34,910
Miscellaneous	196	297
Total long-term debt	1,070,853	1,078,864
Less amounts due within one year	18,063	24,554
Long-term debt, less current portion	$1,052,790	$1,054,310